Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,438,227	$ 7,180,540
Less: accumulated depreciation and impairment	(6,923,864)	(6,591,659)
Property and equipment, net	$ 514,363	588,881
Wi-Fi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Total property and equipment	$ 6,578,575	6,800,967
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 118,030	110,384
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 741,622	$ 269,189
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years